Acquisitions	12 Months Ended
Dec. 31, 2021
Disclosure Of Acquisition [Abstract]
Acquisitions

13. Acquisitions

13.1 Drover Limited

On January 25, 2021 the Group acquired 100% of the share capital of Drover Limited (“Drover”) for total consideration of £65.4 million, as measured in accordance with IFRS 3. The acquisition balance sheet includes £4.0 million of cash on balance sheet. Total consideration net of cash acquired was £61.4 million.

Drover was a car subscription service with operations in the United Kingdom and France. Founded in 2016, Drover provided a monthly car subscription service, including maintenance, servicing, tax, breakdown cover and optional insurance, allowing its customers to choose from over 50 different models, all available online. The Group acquired Drover to accelerate its entry into the car subscription market and the acquisition provided the Group an existing customer base of over 2,000 active subscribers in the UK as well as a small subscriber base in France along with the associated recurring revenues.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of Drover for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognized a number of separately identifiable intangible assets as part of the acquisition, details of the amounts are set out in the table below.

£’000
Property, plant and equipment	3,943
Trade and other receivables	4,868
Cash and cash equivalents	3,975
Trade and other payables	(4,819)
Lease liabilities	(3,791)
Deferred tax liabilities	(44)
Total net assets acquired	4,132

Intangible assets recognized on acquisition:
Software	19,558
Brand	1,303
Deferred tax arising on intangible assets	(3,985)
Total intangible assets recognized on acquisition	16,876

Total identifiable net assets at fair value	21,008

Goodwill	44,356
Purchase consideration transferred	65,364

Satisfied by:
Cash	20,996
Debt assumed and discharged	4,463
Shares issued	33,339
Warrants issued	6,566
Purchase consideration transferred	65,364

At the date of the acquisition, the carrying amount of trade and other receivables was £4.9 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

Software acquired represents Drover’s subscription platform system that had been developed in-house and is considered to be Drover owned intellectual property. The platform underpins Drover’s business allowing customers to book, pay and manage their subscriptions.

During the year ended December 31, 2021, the Group launched the Cazoo Subscription Service, bringing the technology and subscription offering previously provided by Drover under the Cazoo brand. Accordingly, the Drover brand was fully amortized during the year in the statement of profit or loss.

Goodwill is attributable mainly to the skills and technical talent of Drover’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

The fair value of the Cazoo Holdings Limited ordinary shares issued at the date of acquisition was determined as £10.60 per ordinary share, derived from the Group’s most recent funding round at the time of acquisition.

Upon acquisition, warrants were issued as consideration giving the holders the right to purchase ordinary share capital of Cazoo Holdings Limited at the next funding round at a 20 percent discount to the equity share price of that round. The benefit gained by the warrant holders is a fixed value and therefore the warrants were recorded as a financial liability. The warrants were exercised in August 2021 prior to the closing of the Transaction. Refer to Note 22 for further details.

From the date of acquisition to December 31, 2021, Drover has contributed £8.3 million of revenue and £11.1 million to the Group’s loss before tax. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to Drover would have been £9.2 million and the loss from continuing operations attributable to Drover for the year would have been £11.5 million.

Transaction costs of £0.8 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

13.2 Smart Fleet Solutions Limited

On February 11, 2021 the Group acquired 100% of the share capital of Smart Fleet Solutions Limited (“Smart Fleet”) for consideration of £23.2 million, as measured in accordance with IFRS 3. The acquisition balance sheet includes £0.7 million of cash on balance sheet. Total consideration net of cash acquired was £22.5 million for the equity of Smart Fleet.

At the same time as the acquisition, the Group acquired £15.9 million of freehold property relating to vehicle preparation centers operated by Smart Fleet owned by the previous shareholders. The initial acquisition and purchase of freehold property have been treated as a linked transaction and have therefore been accounted for as a single transaction. Total consideration recognized in accordance with IFRS 3 for both transactions combined is £39.1 million.

Smart Fleet was a vehicle reconditioning business that operated four state-of-the-art vehicle preparation centers across the UK, which reduced its reliance on any third-party providers. Smart Fleet’s team of over 500 vehicle reconditioning and logistics staff also provide significant expertise. In addition, Smart Fleet had in place a number of third-party contracts which are strategically beneficial to the Group. The Group acquired Smart Fleet for its UK-wide infrastructure and expertise in the reconditioning of used cars, which is expected to enhance the Group’s ability to operate at scale. The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of Smart Fleet for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was determined. Adjustments to book value were made in the recognition of market value of real estate leases and the fair value of freehold property. The Group has also recognized a number of separately identifiable intangible assets as part of the acquisition, details of the amounts are set out in the table below.

£’000
Property, plant and equipment	25,101
Inventory	333
Trade and other receivables	7,335
Cash and cash equivalents	669
Trade and other payables	(2,160)
Lease liabilities	(2,766)
Provisions	(253)
Deferred tax liabilities	(88)
Total net assets acquired	28,171

Intangible assets recognized on acquisition:
Customer relationships	7,300
Deferred tax arising on intangible assets	(1,387)
Total intangible assets recognized on acquisition	5,913

Total identifiable net assets at fair value	34,084

Goodwill	5,041
Purchase consideration transferred	39,125

Satisfied by:
Cash	29,125
Debt assumed and discharged	9,000
Shares issued	1,000
Purchase consideration transferred	39,125

At the date of the acquisition, the carrying amount of trade and other receivables was £7.3 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

An intangible asset has been recognized for significant customer relationships as future economic benefit is expected to arise from Smart Fleet existing customer relationships. Smart Fleet provides vehicle reconditioning to a small number of customers for which it holds long term relationships.

Goodwill is attributable mainly to the skills and technical talent of Smart Fleet’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing car reconditioning process, significantly increasing in-house capacity.

The fair value of the Cazoo Holdings Limited ordinary shares issued at the date of acquisition was determined as £10.60 per ordinary share, derived from the Group’s most recent funding round at the time of acquisition.

From the date of acquisition to December 31, 2021, Smart Fleet has contributed £17.4 million of revenue and £25.7 million to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to Smart Fleet would have been £21.1 million and the loss from continuing operations attributable to Smart Fleet for the year would have been £25.1 million.

Transaction costs of £2.0 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

13.3 Cluno GmbH

On February 23, 2021, the Group acquired 100% of the share capital of Cluno Gmbh (“Cluno”) for total consideration of £60.4 million (€69.7 million), as measured in accordance with IFRS 3. The acquisition balance sheet includes £8.6 million of cash. Total consideration net of cash acquired was £51.8 million.

Cluno was a German car subscription services company, with a business similar to Drover and a team of approximately 100 employees based in Munich. Cluno offered a monthly subscription that included all car expenses other than fuel, with a six-month minimum term per car in Germany with 100 different models from 15 different brands. Cluno had an experienced team and strong supplier and EU-partner relationships. The Group acquired Cluno to accelerate its entry into the EU market and the acquisition provided the Group with an existing customer base of over 3,000 active subscribers in Germany along with the associated recurring revenues and a strong team to help launch the Cazoo proposition in Germany and across Europe.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of Cluno for the period from the acquisition date. In accordance with IFRS 3, for convenience the acquisition date has been designated as February 28, 2021 and the opening balance sheet has been prepared as at February 28, 2021.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognized a number of separately identifiable intangible assets as part of the acquisition, details of the amounts are set out in the table below.

£’000
Property, plant and equipment	27,181
Trade and other receivables	5,493
Cash and cash equivalents	8,589
Trade and other payables	(5,982)
Loans and borrowings	(19,879)
Lease liabilities	(3,830)
Deferred tax liabilities	(16)

Total net assets acquired	11,556

Intangible assets recognized on acquisition:
Software	4,445
Brand	1,444
Deferred tax arising on intangible assets	(1,905)
Total intangible assets recognized on acquisition	3,984

Total identifiable net assets at fair value	15,540

Goodwill	44,814
Purchase consideration transferred	60,354

Satisfied by:
Cash	28,722
Shares issued	31,009
Voluntary employee share option plan	623
Purchase consideration transferred	60,354

At the date of the acquisition, the carrying amount of trade and other receivables was £5.5 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

Software acquired represents Cluno’s subscription platform system that had been developed in-house and is considered to be Cluno owned intellectual property. The platform underpins Cluno’s business allowing customers to book, pay and manage their subscriptions.

Prior to the acquisition, Cluno was Germany’s leading car subscription provider. The brand was considered to be highly recognizable in Germany.

Goodwill is attributable mainly to the skills and technical talent of Cluno’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

The fair value of the Cazoo Holdings Limited ordinary shares issued at the date of acquisition was determined as £10.6 per ordinary share, derived from the Group’s most recent funding round at the time of acquisition.

From the date of acquisition to December 31, 2021, Cluno has contributed £11.1 million of revenue and £17.7 million to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to Cluno would have been £14.9 million and the loss from continuing operations attributable to Cluno for the year would have been £20 million.

Transaction costs of £1.1 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

13.4 UK Vehicle Limited

On September 2, 2021 the Group acquired 100% of the share capital of UK Vehicle Limited (“Cazana”), including its subsidiaries Car and Classic Holdings Limited and Car and Classic Limited (“Car and Classic”), for consideration of £29.7 million. On the same date, a subset of the sellers immediately repurchased Car and Classic for consideration of £6.0 million. Total consideration recognized in accordance with IFRS 3 is therefore £23.7 million. The acquisition balance sheet includes £0.7 million of cash. Total consideration net of cash acquired was £23.0 million.

Founded in 2012, Cazana had grown to a team of more than 50 staff including data scientists and engineers headquartered in London. Cazana had built an extensive dataset of over 500 million historic vehicle transactions from a range of countries including the UK, Germany, France, Spain and Italy, and its tools were used by car manufacturers, lenders, fleet owners and insurers.

Cazana’s products include real-time vehicle valuation, pricing and stock management tools, and the acquisition by the Group combined its brand, proposition and platform with Cazana’s extensive data, products and expertise. This deal enhanced the Group’s data team and capabilities and allows it to further optimize its car buying, selling and pricing across the UK and Europe for the benefit of consumers.

The initial acquisition of Cazana and immediate sale of Car and Classic have been treated as a linked transaction and have therefore been accounted for as a single transaction. The net assets acquired which are presented below exclude Car and Classic.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of Cazana for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognized a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	81
Trade and other receivables	788
Cash and cash equivalents	704
Trade and other payables	(1,535)
Total net assets acquired	38

Intangible assets recognized on acquisition:
Software	10,287
Deferred tax arising on intangible assets	(2,131)
Total intangible assets recognized on acquisition	8,156

Total identifiable net assets at fair value	8,194

Goodwill	15,496
Purchase consideration transferred	23,690

Satisfied by:
Cash	23,570
Deferred consideration	120
Purchase consideration transferred	23,690

At the date of the acquisition, the carrying amount of trade and other receivables was £0.8 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

Software acquired represents Cazana’s data assets and tools which underpin Cazana’s business operations.

Goodwill is attributable mainly to the skills and technical talent of Cazana’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

Following the acquisition, UK Vehicle Limited was renamed Cazoo Data Services Limited.

From the date of acquisition to December 31, 2021, Cazana has contributed £0.9 million of revenue and £0.8 million to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to Cazana would have been £2.7 million and the loss from continuing operations attributable to Cazana for the year would have been £4.9 million.

Transaction costs of £0.7 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

13.5 SMH Fleet Solutions Limited

On September 15, 2021 the Group acquired 100% of the share capital of SMH Fleet Solutions Limited (“SMH”) for total consideration of £76.5 million, as measured in accordance with IFRS 3. The acquisition balance sheet includes £8.2 million of cash. Total consideration net of cash acquired was £68.3 million.

Established in 2003, SMH had a team of over 500 expert staff that reconditioned more than 70,000 vehicles annually from five vehicle preparation centers across 136 acres in Bedford, Gloucester, Throckmorton, Worcester and St Helens. SMH also carried out over 150,000 vehicle movements per year with a team of over 300 logistics specialists as well as operated an online wholesale platform for used cars.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of SMH for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognized a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	29,062
Financial investments	3
Inventory	1,247
Trade and other receivables	7,972
Cash and cash equivalents	8,161
Trade and other payables	(7,727)
Lease liabilities	(25,749)
Provisions	(3,224)
Deferred tax assets	(335)
Total net assets acquired	9,410

Intangible assets recognized on acquisition:
Software	1,489
Customer relationships	7,574
Deferred tax arising on intangible assets	(1,765)
Total intangible assets recognized on acquisition	7,298

Total identifiable net assets at fair value	16,708

Goodwill	59,770
Purchase consideration transferred	76,478

Satisfied by:
Cash	61,105
Debt assumed and discharged	15,373
Purchase consideration transferred	76,478

At the date of the acquisition, the carrying amount of trade and other receivables was £8.0 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities.

Software acquire represents the online auction platform and software applications to facilitate internal job processes which have been developed in-house.

An intangible asset has been recognized for significant customer relationships as future economic benefit is expected to arise from SMH existing customer relationships. SMH provides vehicle reconditioning to a small number of customers for which it holds long term relationships.

Goodwill is attributable mainly to the skills and technical talent of SMH’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing car reconditioning process, significantly increasing in-house capacity.

From the date of acquisition to December 31, 2021, SMH has contributed £7.3 million of revenue and £12.5 million to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to SMH would have been £36.4 million and the loss from continuing operations attributable to SMH for the year would have been £15.1 million.

Transaction costs of £1.1 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

13.6 Swipcar 2017, S.L.

On November 15, 2021 the Group acquired 100% of the share capital of Swipcar 2017, S.L. (“Swipcar”) for total consideration of £23.6 million, with £15.6 million paid in cash, £2.6 million of deferred consideration and £5.4 million through the issue of Class A Shares, as measured in accordance with IFRS 3. The acquisition balance sheet includes £0.4 million of cash. Total consideration net of cash acquired was £23.2 million.

Founded in 2018, Swipcar offered a wide selection of cars available from various leasing company partners for an all-inclusive single monthly subscription payment which included the car, insurance, maintenance, service and tax.

As well as operating in Spain, Swipcar had also recently launched in Italy and Portugal. The transaction combined Cazoo’s brand and platform with Swipcar’s expertise and relationships in southern Europe and accelerates the launch of Cazoo’s full proposition into these markets.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of Swipcar for the period from the acquisition date.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognized a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	249
Trade and other receivables	658
Cash and cash equivalents	377
Trade and other payables	(1,186)
Loans and borrowings	(1,468)
Lease liabilities	(215)
Total net assets acquired	(1,585)

Intangible assets recognized on acquisition:
Software	603
Customer relationships	6,235
Deferred tax arising on intangible assets	(1,709)
Total intangible assets recognized on acquisition	5,129

Total identifiable net assets at fair value	3,544

Goodwill	20,025
Purchase consideration transferred	23,569

Satisfied by:
Cash	15,644
Deferred consideration	2,560
Shares issued	5,365
Purchase consideration transferred	23,569

At the date of the acquisition, the carrying amount of trade and other receivables was £0.7 million and all of this was expected to be collectible in the short term. As such, there was no difference between the carrying amount and fair value of trade and other receivables at the date of acquisition.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

Software acquired represents Swipcar’s subscription platform system and website, which had been developed in-house and are considered to be Swipcar owned intellectual property.

An intangible asset has been recognized for significant customer relationships as future economic benefit is expected to arise from Swipcar’s existing customer relationships.

Goodwill is attributable mainly to the skills and technical talent of Swipcar’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

The fair value of the Class A Shares issued at the date of acquisition was determined as £6.87 per Class A Share, which was the closing share price of the Class A Shares on the acquisition date.

From the date of acquisition to December 31, 2021, Swipcar has contributed £0.6 million of revenue and £6.5m to loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to Swipcar would have been £3.6 million and the loss from continuing operations attributable to Swipcar for the year would have been £9.0 million.

Transaction costs of £0.5 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.

13.7 Vans 365 Limited

On December 22, 2021 the Group acquired Vans 365 Limited (“Vans 365”) for total consideration of £7.9 million, as measured in accordance with IFRS 3. The acquisition balance sheet includes £1.6 million of cash. Total consideration net of cash acquired was £6.3 million.

Vans 365 was an independent online commercial vehicle retailer in the UK with a team of experienced in-house technicians and customer service specialists based in Bristol, which bought and sold hundreds of vans monthly and, prior to the acquisition, had achieved positive customer feedback with an “excellent” Trustpilot score.

The deal combined Cazoo’s platform and brand with Vans 365’s expertise and relationships in the commercial vehicle market and enhanced Cazoo’s customer offering and team and has accelerated its launch into buying and selling commercial vehicles online.

The purchase has been accounted for as a business combination under the acquisition method in accordance with IFRS 3. The consolidated financial statements include the results of Vans 365 for the period from the acquisition date. In accordance with IFRS 3, for convenience the acquisition date has been designated as December 31, 2021 and the opening balance sheet has been prepared as at December 31, 2021.

In calculating goodwill arising from the acquisition, the fair value of net assets acquired was assessed and no material adjustments from book value were made to existing assets and liabilities. The Group has recognized a number of separately identifiable intangible assets as part of the acquisition, details of the provisional amounts are set out in the table below.

£’000
Property, plant and equipment	25
Inventory	566
Trade and other receivables	49
Cash and cash equivalents	1,581
Trade and other payables	(1,090)
Provisions	(72)
Total net assets at fair value	1,059

Intangible assets recognized on acquisition:
Software	205
Deferred tax arising on intangible assets	(39)
Total intangible assets recognized on acquisition	166

Total identifiable net assets at fair value	1,225

Goodwill	6,645
Purchase consideration transferred	7,870

Satisfied by:
Cash	3,205
Deferred consideration	1,500
Debt assumed and discharged	3,165
Purchase consideration transferred	7,870

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the unfavorable terms of the lease relative to market terms.

Software acquired represents Vans 365’s website, which was developed in-house and is considered to be Vans 365 owned intellectual property.

Goodwill is attributable mainly to the skills and technical talent of Vans 365’s workforce, and the synergies expected to be achieved from integrating the company into the Group’s existing standard car business.

From the date of acquisition to December 31, 2021, Vans 365 contributed £nil revenue and £nil loss before tax to the Group. If the acquisition had occurred on January 1, 2021, management estimates that the Group’s revenue from continuing operations attributable to Vans 365 would have been £14.0 million and the loss from continuing operations attributable to Vans 365 for the year would have been £0.8 million.

Transaction costs of £0.2 million have been expensed and are included in administrative expenses in the statement of profit or loss and are part of operating cash flows in the statement of cash flows.